Derivative and Hedging Instruments - Summary of Recognized Gains Losses on Derivatives and Hedged Items in Fair Value Hedges in Investment Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [Line Items]
Carrying amount for hedged items	$ 9,191
Asset [Member]
Disclosure of detailed information about hedges [Line Items]
Change in value of the hedged item for ineffectiveness measurement	742
Change in value of hedging instruments for ineffectiveness measurement	(778)
Ineffectiveness recognized in investment income result	(36)
Carrying amount for hedged items	9,191
Accumulated fair value adjustments on hedged items	576
Accumulated fair value adjustments on de-designated hedged items	(164)
Asset [Member] | Debt securities [member] | Foreign Currency And Interest Rate Risk [Member]
Disclosure of detailed information about hedges [Line Items]
Change in value of the hedged item for ineffectiveness measurement	742
Change in value of hedging instruments for ineffectiveness measurement	(778)
Ineffectiveness recognized in investment income result	(36)
Carrying amount for hedged items	9,191
Accumulated fair value adjustments on hedged items	576
Accumulated fair value adjustments on de-designated hedged items	(405)
Asset [Member] | Debt securities [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [Line Items]
Accumulated fair value adjustments on de-designated hedged items	241	$ 265
Liability [Member]
Disclosure of detailed information about hedges [Line Items]
Change in value of the hedged item for ineffectiveness measurement	(53)	7
Change in value of hedging instruments for ineffectiveness measurement	185	(5)
Ineffectiveness recognized in investment income result	132	2
Carrying amount for hedged items		31
Carrying amount for hedged items	29,133
Accumulated fair value adjustments on hedged items		7
Accumulated fair value adjustments on hedged items	(2,658)
Accumulated fair value adjustments on de-designated hedged items		265
Accumulated fair value adjustments on de-designated hedged items	2,642
Liability [Member] | Insurance Contract Liabilities [Member] | Interest rate risk [member]
Disclosure of detailed information about hedges [Line Items]
Change in value of the hedged item for ineffectiveness measurement	(53)
Change in value of hedging instruments for ineffectiveness measurement	185
Ineffectiveness recognized in investment income result	132
Carrying amount for hedged items	29,133
Accumulated fair value adjustments on hedged items	(2,658)
Accumulated fair value adjustments on de-designated hedged items	$ 2,642
Liability [Member] | Debt securities [member] | Foreign Currency And Interest Rate Risk [Member]
Disclosure of detailed information about hedges [Line Items]
Change in value of the hedged item for ineffectiveness measurement		7
Change in value of hedging instruments for ineffectiveness measurement		(5)
Ineffectiveness recognized in investment income result		2
Carrying amount for hedged items		31
Accumulated fair value adjustments on hedged items		$ 7